Equity-based Compensation - Additional Information (Detail) (USD $)	0 Months Ended	12 Months Ended			0 Months Ended
	Oct. 09, 2014	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Jan. 06, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of Incentive plan		10 years
Stock split ratio	224.9835679
Share-based compensation expense related to stock option		$ 2,212,000	$ 1,207,000	$ 1,099,000
Unrecognized expense related to stock option plan		3,661,000
Unrecognized expense, weighted average years		3 years 2 months 12 days
Weighted average grant date fair value per option granted		$ 8.45
Average remaining term for all options outstanding		6 years
2014 Stock Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares of common stock available for issuance		3,100,000
2010 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period of Incentive plan		10 years
2010 Stock Incentive Plan [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock split ratio		224.9835679
Number of equity or other awards issued		0
2010 Stock Incentive Plan [Member] | Performance Based Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense		859
Additional share based compensation expense		$ 221
Weighted average grant date fair value per option granted			$ 4.16	$ 2.25
Number of stock options exercised		0
Strike price of stock options exercised		$ 0
Dave And Busters Entertainment Inc [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock options exercised					17,999
Strike price of stock options exercised					$ 4.44